Company Overview (Details Narrative) (10-K) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 30, 2021	Nov. 08, 2018	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 27, 2020	Mar. 31, 2020	Dec. 13, 2019	Dec. 31, 2018
Par value of exchanged shares			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Shares issued to new shareholder				1,295,000
Number of stock issued for services	10,465
Warrants issued to investors			353,250
Total capital contribution				$ 10,000	$ 22,000
Series A Preferred Stock [Member]
Shares outstanding			1,413	1,413	1,413		1,413		1,413
Number of stock issued for services
Private Placement Offering [Member]
Par value of shares issued to new shareholder						$ 2.00		$ 2.00
Common Stock [Member]
Shares outstanding			19,633,161	19,580,721	17,589,705		17,603,835		16,023,164
Number of stock issued for services			40,465	115,814	198,521
Common Stock [Member] | Agreement and Plan of Merger and Reorganization [Member]
Common stock received on transaction					750,000
Number of stock issued for services					265,000
Common Stock [Member] | Agreement and Plan of Merger and Reorganization [Member]
Additional paid in capital					$ 530,001
Shareholder [Member] | John Keeler & Co., Inc. [Member]
Shares issued to new shareholder		15,000,000
Converted to equity transaction		$ 2,400
Prior Investors [Member] | Series A Preferred Stock [Member]
Warrants fair value					$ 688,000				$ 81,353
Christopher Constable [Member]
Number of stock options granted		3,120,000
John Keeler & Co., Inc. [Member] | Private Placement Offering [Member]
Warrants issued to investors		181,250
Total capital contribution		$ 725,000
John Keeler & Co., Inc. [Member] | Private Placement Offering [Member] | Series A Preferred Stock [Member]
Shares issued to investors		725
John Keeler & Co., Inc. [Member] | Shareholder [Member]
Shares exchanged by the shareholder		500
Par value of exchanged shares		$ 1.00
Par value of shares issued to new shareholder		$ 0.0001
Shares outstanding		16,015,000
John Keeler & Co., Inc. [Member] | Prior Investors [Member]
Warrants issued to investors		172,000
John Keeler & Co., Inc. [Member] | Prior Investors [Member] | Series A Preferred Stock [Member]
Shares issued to investors		688
John Keeler & Co., Inc. [Member] | Christopher Constable [Member]
Number of stock options granted		3,120,000
John Keeler & Co., Inc. [Member] | Carlos Faria [Member]
Options to purchase stock		104